--------------------------------------------------------------------------------

GENERAL MONEY MARKET FUNDS




Prospectus - December 1, 1999


Investing in high quality, short-term securities for current income, safety of principal and liquidity


Class B Shares



General Money Market Fund

General Government Securities
Money Market Fund

General Treasury Prime
Money Market Fund

General Municipal Money Market Fund

General California Municipal Money Market Fund

General Minnesota Municipal Money Market Fund

General New York Municipal Money Market Fund


[Baird/A NORTHWESTERN MUTUAL COMPANY SERVICE AGENT logo]

This prospectus is to be used only by asset management clients of Robert W. Baird & Co. Incorporated.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[Page]

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

General Money Market Fund                                                 2

General Government Securities
Money Market Fund                                                         4

General Treasury Prime
Money Market Fund                                                         6

General Municipal
Money Market Fund                                                         8

General California Municipal
Money Market Fund                                                        10

General Minnesota Municipal
Money Market Fund                                                        12

General New York Municipal
Money Market Fund                                                        14

Management                                                               16

Financial Highlights                                                     17

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                         20

Distributions and Taxes                                                  22


For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider seven investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds

<PAGE 1>


General Money Market Fund
-----------------------

Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

*  securities issued or guaranteed by the U.S. government or its agencies

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*  repurchase agreements

*  asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest





<PAGE 2>

PAST PERFORMANCE

The tables below show some of the risks of investing in Class B. The first table shows changes in the fund's performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                        4.68   4.84  4.73
89    90    91    92   93    94    95     96     97    98

BEST QUARTER:                    Q4 '97            +1.22%

WORST QUARTER:                   Q4 '98            +1.09%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/99 WAS 3.16%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                 Since
                                                               inception
         1 Year                                               (3/31/95)
--------------------------------------------------------------------------------

         4.73%                                                   4.84%

The fund's 7-day yield on 12/31/98 was 4.25%. For the fund's current yield, call toll-free 1-800-645-6561.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.25%

Other expenses                                                          0.11%
--------------------------------------------------------------------------------

TOTAL                                                                   1.06%
--------------------------------------------------------------------------------

Expense example


1 Year               3 Years                5 Years                10 Years
--------------------------------------------------------------------------------


$108                 $337                   $585                  $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.00%. This undertaking was voluntary.

RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                                     General Money Market Fund 3





<PAGE 3>

                                 General Government Securities Money Market Fund
                                 -----------------------------------------------
                                 Ticker Symbol: GSBXX
GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements in respect of these securities.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.





<PAGE 4>

PAST PERFORMANCE

The tables below show some the risks of investing in Class B. The first table shows changes in the fund's performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                         4.60    4.69   4.61
89    90    91    92    93    94    95     96      97     98

BEST QUARTER:                    Q4 '97               +1.18%

WORST QUARTER:                   Q4 '98               +1.06%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/99 WAS 3.06%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                 Since
                                                               inception
         1 Year                                               (3/31/95)
--------------------------------------------------------------------------------

         4.61%                                                   4.72%

The fund's 7-day yield on 12/31/98 was 4.08%. For the fund's current yield, call toll-free 1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.25%

Other expenses                                                          0.07%
--------------------------------------------------------------------------------

TOTAL                                                                   1.02%
--------------------------------------------------------------------------------

Expense example

1 Year              3 Years          5 Years                10 Years
--------------------------------------------------------------------------------
$104                $325             $563                   $1,248


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.02% to 0.97%. This undertaking was voluntary.

RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                               General Government Securities Money Market Fund 5








<PAGE 5>

                                        General Treasury Prime Money Market Fund
                                        ----------------------------------------
                                        Ticker Symbol: N/A

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.





<PAGE 6>

PAST PERFORMANCE

As a new fund, past performance information is not available for the fund as of the date of this prospectus.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%

Other expenses                                                           0.10%
--------------------------------------------------------------------------------

TOTAL                                                                    1.05%
--------------------------------------------------------------------------------

Expense example

1 Year                 3 Years
--------------------------------------------------------------------------------

$107                    $334

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                      General Treasury Prime Money Market Fund 7






<PAGE 7>

                                            General Municipal Money Market Fund
                                            -----------------------------------
                                            Ticker Symbol: GBMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.





<PAGE 8>

PAST PERFORMANCE

The tables below show some of the risks of investing in Class B. The first table shows changes in the fund's performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                         2.66  2.86   2.60
89    90    91    92    93    94    95     96    97     98

BEST QUARTER:                    Q2 '97             +0.76%

WORST QUARTER:                   Q4 '98             +0.61%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/99 WAS 1.68%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                 Since
                                                               inception
         1 Year                                                (3/31/95)
--------------------------------------------------------------------------------

         2.60%                                                  2.77%

The fund's 7-day yield on 12/31/98 was 2.83%. For the fund's current yield, call toll-free 1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%

Other expenses                                                           0.10%
--------------------------------------------------------------------------------

TOTAL                                                                    1.05%
--------------------------------------------------------------------------------

Expense example

1 Year            3 Years              5 Years           10 Years
--------------------------------------------------------------------------------

$107               $334                 $579              $1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.96%. This undertaking was voluntary.

RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                           General Municipal Money Market Fund 9








<PAGE 9>

                                  General California Municipal Money Market Fund
                                  ----------------------------------------------
                                  Ticker Symbol: GENXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* California's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.

Although the fund's objective is to generate income exempt from federal and California state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.





<PAGE 10>

PAST PERFORMANCE

The tables below show some of the risks of investing in Class B. The first table shows changes in the fund's performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                     2.48   2.62   2.34
89      90      91      92      93      94      95     96     97     98

BEST QUARTER:                    Q2 '97                          +0.71%

WORST QUARTER:                   Q3 '98                          +0.53%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/99 WAS 1.48%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                               Since
                                                              inception
         1 Year                                               (8/1/95)
--------------------------------------------------------------------------------

         2.34%                                                  2.52%

The fund's 7-day yield on 12/31/98 was 2.59%. For the fund's current yield, call toll-free 1-800-645-6561.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%

Other expenses                                                           0.12%
--------------------------------------------------------------------------------

TOTAL                                                                    1.07%
--------------------------------------------------------------------------------

Expense example

1 Year               3 Years            5 Years             10 Years
--------------------------------------------------------------------------------

$109                 $340               $590                $1,306

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.07% to 1.00%. This undertaking was voluntary.

RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                               General California Municipal Money Market Fund 11








<PAGE 11>

                                   General Minnesota Municipal Money Market Fund
                                   ---------------------------------------------
                                   Ticker Symbol: GMNXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and Minnesota state personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and Minnesota state personal income taxes. When the portfolio manager believes that acceptable Minnesota municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to Minnesota state income tax, but are free from federal income tax. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* Minnesota's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal and Minnesota state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.





<PAGE 12>

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included. For performance information as of the end of the fund's first fiscal period, please refer to the Statement of Additional Information (SAI).


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%

Other expenses                                                           0.72%
--------------------------------------------------------------------------------

TOTAL                                                                    1.67%
--------------------------------------------------------------------------------

Expense example

1 Year                3 Years
--------------------------------------------------------------------------------

$170                  $526

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal period ended November 30, 1998, Dreyfus waived its fee and assumed certain other fund expenses pursuant to an undertaking, reducing total expenses from 1.67% to 0.80%. This undertaking was voluntary.

RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                General Minnesota Municipal Money Market Fund 13






<PAGE 13>

                                    General New York Municipal Money Market Fund
                                    --------------------------------------------
                                    Ticker Symbol: GNYXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal, New York state and New York city personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.





<PAGE 14>

PAST PERFORMANCE

The tables below show some of the risks of investing in Class B. The first table shows changes in the fund's performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                    2.51    2.70   2.42
89      90      91       92      93      94    95     96      97     98

BEST QUARTER:                    Q2 '97                          +0.70%

WORST QUARTER:                   Q4 '98                          +0.55%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/99 WAS 1.52%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                Since
                                                              inception
         1 Year                                               (9/8/95)
--------------------------------------------------------------------------------

         2.42%                                                  2.57%

The fund's 7-day yield on 12/31/98 was 2.61%. For the fund's current yield, call toll-free 1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%

Other expenses                                                           0.11%
--------------------------------------------------------------------------------

TOTAL                                                                    1.06%
--------------------------------------------------------------------------------

Expense example

1 Year              3 Years             5 Years                10 Years
--------------------------------------------------------------------------------

$108                $337                $585                   $1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1998, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 0.98%. This undertaking was voluntary.

RULE 12B-1 FEE: a fee of up to 0.20% to reimburse the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                 General New York Municipal Money Market Fund 15








<PAGE 15>

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $118 billion in over 160 mutual fund portfolios. For the past fiscal year, each operational fund (other than General Minnesota Municipal Money Market Fund) paid Dreyfus a management fee at an annual rate of 0.50% of the fund's average daily net assets. For General Minnesota Municipal Money Market Fund, no management fee was paid to Dreyfus for that period. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion in assets under management, administration or custody, including approximately $450 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

Concepts to understand

YEAR 2000 ISSUES: these funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which these funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its share price.




<PAGE 16>

FINANCIAL HIGHLIGHTS

The following tables describe the performance of the Class B shares of each fund (except General Treasury Prime Money Market Fund) for the periods indicated. As a new fund, financial highlights information is not available for General Treasury Prime Money Market Fund as of the date of this prospectus. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited (except where noted) by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.



                                                           (UNAUDITED)
                                                         SIX MONTHS ENDED   YEAR ENDED   TEN MONTHS ENDED
                                                              MAY 31,      NOVEMBER 30,   NOVEMBER 30,     YEAR ENDED JANUARY 31,
 GENERAL MONEY MARKET FUND                                     1999            1998         1997(1)         1997          1996(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                          1.00            1.00          1.00           1.00           1.00

 Investment operations:  Investment income -- net              .021            .047          .039           .046           .043

 Distributions:          Dividends from investment
                         income -- net                        (.021)          (.047)        (.039)         (.046)         (.043)

 Net asset value, end of period                                1.00            1.00          1.00           1.00           1.00

 Total return (%)                                              4.17(3)         4.78          4.83(3)        4.65          5.18(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                  1.00            1.00           1.00(3)        1.00          1.00(3)

 Ratio of net investment income to average net assets (%)    4.14(3)          4.66           4.78(3)        4.56          5.00(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                .04(3)           .06            .05(3)         .07           .07(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                     2,679,456     2,427,332      1,231,132        369,205        50,446

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.
(2)  FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1996.
(3)  ANNUALIZED.




                                                          (UNAUDITED)
                                                       SIX MONTHS ENDED   YEAR ENDED   TEN MONTHS ENDED
                                                             MAY 31,      NOVEMBER 30,   NOVEMBER 30,     YEAR ENDED JANUARY 31,
 GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND              1999            1998         1997(1)         1997          1996(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                         1.00            1.00          1.00           1.00           1.00

 Investment operations:  Investment income -- net             .020            .046          .038           .045           .042

 Distributions:          Dividends from investment
                         income -- net                       (.020)          (.046)        (.038)         (.045)         (.042)

 Net asset value, end of period                               1.00            1.00          1.00           1.00           1.00

 Total return (%)                                             4.05(3)         4.66          4.69(3)        4.58          5.01(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                  1.00(3)          .97          1.00(3)         1.00         1.00(3)

 Ratio of net investment income to average net assets (%)     4.01(3)         4.55          4.60(3)         4.48         5.01(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                .03(3)           .05           .05(3)          .08          .10(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                     650,987        645,984        364,845          90,175           58

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(2)  FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1996.

(3)  ANNUALIZED.


Financial Highlights



<PAGE 17>

FINANCIAL HIGHLIGHTS (CONTINUED)



                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED
                                                                  MAY 31,                     YEAR ENDED NOVEMBER 30,
 GENERAL MUNICIPAL MONEY MARKET FUND                               1999              1998         1997        1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                             1.00               1.00        1.00         1.00        1.00

 Investment operations:  Investment income -- net                 .011               .026        .028         .027        .020

 Distributions:          Dividends from investment
                         income -- net                           (.011)             (.026)      (.028)      (.027)      (.020)

 Net asset value, end of period                                   1.00               1.00        1.00         1.00        1.00

 Total return (%)                                                 2.23(2)            2.64        2.86         2.70       3.01(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                      .98(2)             .96         .95          .85       1.10(2)

 Ratio of net investment income to average net assets (%)         2.22(2)           2.59        2.87         2.65       2.83(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                    .07(2)             .09         .16          .29        .09(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                         401,156           377,636      263,008      17,491       3,024

(1)  FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1995.
(2)  ANNUALIZED.




                                                             (UNAUDITED)
                                                          SIX MONTHS ENDED    YEAR ENDED    FOUR MONTHS ENDED
                                                               MAY 31,       NOVEMBER 30,     NOVEMBER 30,   YEAR ENDED JULY 31,
 GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND                 1999             1998          1997(1)      1997       1996(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                            1.00            1.00       1.00           1.00        1.00

 Investment operations:  Investment income -- net                .002            .024       .009           .026        .025

 Distributions:          Dividends from investment
                         income -- net                          (.002)          (.024)     (.009)         (.026)      (.025)

 Net asset value, end of period                                  1.00            1.00       1.00           1.00        1.00

 Total return (%)                                              2.01(3)           2.39       2.57(3)        2.61        2.56
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                   1.00(3)           1.00       1.00(3)         1.00       1.00

 Ratio of net investment income to average net assets (%)      2.03(3)           2.34       2.62(3)         2.52       2.45

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                  .26(3)            .07        .13(3)          .07        .08
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                         47,012           8,760       2,669            928       5,475

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO NOVEMBER 30.

(2)  FROM AUGUST 1, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JULY 31, 1996.

(3)  ANNUALIZED.



<PAGE 18>



                                                                               (UNAUDITED)
                                                                            SIX MONTHS ENDED
                                                                                  MAY 31,        PERIOD ENDED NOVEMBER 30,
GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND                                      1999                 1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                               1.00                 1.00

 Investment operations:  Investment income -- net                                  .012                 .013

 Distributions:          Dividends from investment income -- net                 (.012)                (.013)

 Net asset value, end of period                                                    1.00                 1.00

 Total return (%)                                                                  2.43                 2.67(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                        .80                   .80(2)

Ratio of net investment income to average net assets (%)                          2.39                  2.63(2)

Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                                                      .50                   .87(2)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                           31,251                28,160

(1)  FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.

(2)  ANNUALIZED.




                                                                    (UNAUDITED)
                                                                  SIX MONTHS ENDED
                                                                        MAY 31,                  YEAR ENDED NOVEMBER 30,
 GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND                           1999             1998       1997      1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                  1.00              1.00        1.00      1.00       1.00

 Investment operations:  Investment income -- net                     .010               .024        .027      .025       .006

 Distributions:          Dividends from investment income -- net     (.010)             (.024)      (.027)    (.025)     (.006)

 Net asset value, end of period                                       1.00               1.00        1.00      1.00       1.00

 Total return (%)                                                     2.01(2)            2.47        2.68      2.55       2.82(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                          .98(2)             .98          .95       .95       1.04(2)

 Ratio of net investment income to average net assets (%)            2.00(2)            2.44         2.64      2.47       3.64(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                        .09(2)             .08          .08       .16         --
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                             43,146            46,997        42,169    36,199         --

(1)  FROM SEPTEMBER 8, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1995.

(2)  ANNUALIZED.


Financial Highlights

<PAGE 19>


Your Investment

ACCOUNT POLICIES

Buying shares

GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described here. To purchase fund shares, contact your financial representative.

APPLICABLE TO GENERAL MONEY MARKET FUND, GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND AND GENERAL TREASURY PRIME MONEY MARKET FUND ONLY:

YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12:00 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 5:00 p.m. and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made after 5:00 p.m. but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

APPLICABLE TO GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND, GENERAL MUNICIPAL MONEY MARKET FUND, GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND AND GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND ONLY:

YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 12:00 noon and 8:00 p.m., for the Minnesota Municipal Money Market Fund and three times a day, at 12:00 noon, 2:00 p.m. and 8:00 p.m., for each other municipal money market fund, every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12:00 noon for the Minnesota Municipal Money Market Fund or by 4:00 p.m. for each other municipal money market fund, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 noon for the Minnesota Municipal Money Market Fund or after 4:00 p.m. for each other municipal money market fund, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 12:00 noon for the Minnesota Municipal Money Market Fund or by 2:00 p.m. for each other municipal money market fund, and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the telephone order is accepted and will receive the dividend



<PAGE 20>

declared that day. If such an order is made after 12:00 noon for the Minnesota Municipal Money Market Fund or after 2:00 p.m. for any of the other municipal money market funds, but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

BECAUSE THE MUNICIPAL MONEY MARKET FUNDS seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to maintain a stable NAV.


General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify that the order is from a representative of your financial institution.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

* change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


                                                            Your Investment 21

<PAGE 21>


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments or withdrawals.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, as to Minnesota Municipal Money Market Fund, Minnesota, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SECURITIES GAINS: distributions derived from the profits the fund earns when it sells securities for a higher price than it paid for them.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Retirement plans

A variety of retirement plans are offered for the taxable money market funds, including traditional, Roth and Education IRAs.

In addition, SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts are also available. Please call your financial representative for information.


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NOTES

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NOTES

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NOTES

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FOR MORE INFORMATION
____________________

General Money Market Fund
SEC file number: 811-3207

General Government Securities Money Market Fund
SEC file number: 811-3456

General Treasury Prime Money Market Fund
SEC file number: 811-3456

General Municipal Money Market Fund
SEC file number: 811-3481

General California Municipal Money Market Fund
SEC file number: 811-4871

General Minnesota Municipal Money Market Fund
SEC file number: 811-3481

General New York Municipal Money Market Fund
SEC file number: 811-4870

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report
Describes the fund's performance, and lists portfolio holdings.

Statement of Additional Information (SAI)
Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).



TO CONTACT ROBERT W. BAIRD
__________________________


By telephone:
Call your Baird representative or 1-800-RW-Baird.


By mail:
Robert W. Baird & Co.
Attn: Client Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

On the Internet:

http://www.rwbaird.com




Text only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington DC 20549-6009


Powerful Ideas. Powerful Results. [Baird/A NORTHWESTERN MUTUAL COMPANY Logo] Robert W. Baird & Co. Incorporated. Member New York Stock Exchange, Inc.
and other principal exchanges. Member SIPC. 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202. 1-800-RW-BAIRD.
www.rwbaird.com [copyright sign]1999  8919


[copyright sign] 1999 DREYFUS SERVICE CORPORATION    GEN-P1299B-RWB
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